Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 0.1	$ 5.5	$ 0.6
Provision for income taxes	2.2	13.4	1.4
Net income	2.9	21.5	4.2
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	(0.1)	(4.8)	(0.4)
Provision for income taxes	0.0	1.6	0.2
Net income	$ (0.1)	$ (3.2)	$ (0.2)